Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	$ 1,043	$ 965
Liabilities	(5,511)	(6,804)
Net	(4,469)	(5,839)
Non-current, Assets	43	138
Non-current, Liabilities	(639)	(1,759)
Non-current, Net	(596)	(1,621)
Current, Assets	1,000	827
Current, Liabilities	(4,872)	(5,046)
Current derivative financial assets liabilities, net, Total	(3,871)	(4,218)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	288	480
Liabilities	(212)	(691)
Net	75	(211)
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	17	36
Liabilities		(5)
Net	17	31
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	68	80
Net	68	80
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	110	107
Liabilities	(516)	(709)
Net	(406)	(602)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	388	170
Liabilities	(7)	(10)
Net	381	160
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	17	10
Net	17	10
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	97	46
Liabilities	(17)	(8)
Net	80	37
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	15	27
Liabilities	(4,759)	(5,373)
Net	(4,744)	(5,346)
Energy futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	43	9
Liabilities		(7)
Net	$ 43	$ 2